Revenue and Segment Analysis - Summary of Analysis by Business Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	£ 7,110	£ 7,874	£ 7,492	£ 7,341	£ 6,889
Adjusted operating profit	2,076	2,491	2,346	£ 2,284	£ 2,114
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,110	7,874	7,492
Adjusted operating profit	2,081	2,496	2,351
Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure of operating segments [line items]
Revenue	2,692	2,637	2,538
Adjusted operating profit	1,021	982	942
Operating segments [member] | Risk [member]
Disclosure of operating segments [line items]
Revenue	2,417	2,316	2,117
Adjusted operating profit	894	853	776
Operating segments [member] | Legal [member]
Disclosure of operating segments [line items]
Revenue	1,639	1,652	1,618
Adjusted operating profit	330	330	320
Operating segments [member] | Exhibitions [member]
Disclosure of operating segments [line items]
Revenue	362	1,269	1,219
Adjusted operating profit	(164)	331	313
Unallocated amounts [member]
Disclosure of operating segments [line items]
Adjusted operating profit	£ (5)	£ (5)	£ (5)